Summary of Liabilities for Variable Contract Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	$ 114,563	$ (2,505)
Incurred guaranteed benefits	68,186	117,193
Paid guaranteed benefits	(1,618)	(125)
Ending balance	181,131	114,563
Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	1,658	1,114
Incurred guaranteed benefits	1,111	669
Paid guaranteed benefits	(530)	(125)
Ending balance	2,239	1,658
Guaranteed Minimum Income Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	3,158	2,967
Incurred guaranteed benefits	907	191
Paid guaranteed benefits	(42)
Ending balance	4,023	3,158
Guaranteed Minimum Accumulation Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	16,870	2,498
Incurred guaranteed benefits	11,755	14,372
Paid guaranteed benefits	(1,046)
Ending balance	27,579	16,870
Guaranteed Minimum Withdrawal Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	92,877	(9,084)
Incurred guaranteed benefits	54,413	101,961
Ending balance	$ 147,290	$ 92,877